Derivative Instruments (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Location and fair value amounts of derivative instruments
Accounts Receivable	$ 225
Current portion of derivative instruments (note 13)	4,318	6,180
Derivative asset	877	5,202
Accrued liability of derivative in instruments	(10,406)	(10,740)
Current portion of derivative liabilities	(46,396)	(45,793)
Derivative Liabilities	(244,998)	(119,491)
Foreign currency contracts - cash flow hedges [Member]
Location and fair value amounts of derivative instruments
Current portion of derivative instruments (note 13)	549	1,606
Derivative asset		718
Current portion of derivative liabilities	(448)	(47)
Derivative Liabilities	(145)
Foreign currency contracts - cash flow hedges [Member] | Not Designated as Hedging Instrument [Member]
Location and fair value amounts of derivative instruments
Current portion of derivative instruments (note 13)	2,192	2,543
Derivative asset	2	2,481
Current portion of derivative liabilities	(2,532)	(361)
Derivative Liabilities	(696)	(31)
Cross currency swap - not designated as hedges [Member] | Not Designated as Hedging Instrument [Member]
Location and fair value amounts of derivative instruments
Accounts Receivable	225
Current portion of derivative instruments (note 13)	1,577	2,031
Derivative asset	875	2,003
Accrued liability of derivative in instruments		199
Interest rate swap agreements [Member] | Not Designated as Hedging Instrument [Member]
Location and fair value amounts of derivative instruments
Accrued liability of derivative in instruments	(10,406)	(10,939)
Current portion of derivative liabilities	(43,416)	(45,385)
Derivative Liabilities	$ (244,157)	$ (119,460)